Related Party Balances and Transactions - Schedule of Related Party Balances (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Guangzhou Tiancheng Capital Management Group Co., Ltd. [Member]
Accounts payable-related party
Accounts payable-related party, Subtotal		$ 7,793	$ 17,673
Due to related parties*
Due to related parties, Subtotal	[1]	71,499	68,500
Shenzhen CIC Consulting Co., Ltd. [Member]
Due from related parties*
Due from related parties, Subtotal	[1]		217,651
Shenzhen Zhongtou Shunshi Investment Management Co. [Member]
Due from related parties*
Due from related parties, Subtotal	[1]		113,801
Shenzhen Zhongtou Big Data Technology Co. [Member]
Due from related parties*
Due from related parties, Subtotal	[1]		25,441
Shenzhen Zhongtou Industrial Treasure Network Co. [Member]
Due from related parties*
Due from related parties, Subtotal	[1]		40,086
Mr. Zhiliang Hu [Member]
Due from related parties*
Due from related parties, Subtotal	[1]		11,646
Due to related parties*
Due to related parties, Subtotal	[1]		616
Related Party [Member]
Due from related parties*
Due from related parties, Subtotal	[1]		408,625
Less: Total due from related parties from discontinued operations			408,625
Total due from related parties
Due to related parties*
Due to related parties, Subtotal	[1]	222,346	218,697
Less: Total due to related parties from discontinued operations			616
Total due to related parties		222,346	218,081
Mr. Ruilin Xu (the Company’s Chief Executive Officer) [Member]
Due to related parties*
Due to related parties, Subtotal	[1]	30,173	28,907
Infinity worldwide holding ltd [Member]
Due to related parties*
Due to related parties, Subtotal	[1]	$ 120,674	$ 120,674

[1]	The above balances are due on demand, interest-free and unsecured. The Company used the funds for its operations.